INCOME PER SHARE (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Line Items]
Interest on Convertible Debt, Net of Tax	$ 476	$ 334
Restricted Stock [Member]
Earnings Per Share [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment	86,332	96,882